Leases (Details Narrative) - EUDA Health Limited [Member] - USD ($)	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Effective interest rate	5.25%	5.25%
Operating lease	9 months	10 months 13 days	1 year 3 months	3 months
Finance lease	2 years 6 months	2 years 3 months	3 years	4 years
Short term lease payments	$ 85,509	$ 66,032